DWS Multi-Asset Conservative Allocation Fund Average Annual Total Returns - Class ACS [Member]		12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI ACWI All Cap Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		16.29%	9.63%	8.98%
Bloomberg Global Aggregate Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		(1.69%)	(1.96%)	0.15%
S&P Target Risk Conservative Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		6.59%	3.21%	4.02%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(1.46%)	0.56%	1.92%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		0.53%	1.17%	2.00%
Class A | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		0.11%	1.97%	3.04%
Performance Inception Date	Dec. 29, 2000
Class C | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.50%	2.43%	2.88%
Performance Inception Date	Dec. 29, 2000
Class S | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		6.57%	3.47%	3.91%
Performance Inception Date	Nov. 15, 1996